Cash flow information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	R$ 827,785,000	R$ 1,472,714,000	R$ 1,024,641,000
Acquisitions / Issuance	5,878,167,000	55,820,000	524,196,000
Write-off		(78,321,000)
Payments	(254,197,000)	(552,868,000)	(135,147,000)
Repurchase		(64,717,000)
Revaluation	24,234,000	(10,050,000)
Net foreign exchange differences	512,162,000	23,610,000	3,085,000
Interest accrued	174,894,000	52,821,000	84,367,000
Interest paid	(81,427,000)	(71,224,000)	(28,428,000)
Total debt, ending balance	7,081,618,000	827,785,000	1,472,714,000
Fair value adjustments, liabilities arising from financing activities		0
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	284,087,000	382,078,000	469,609,000
Acquisitions / Issuance	1,570,639,000	0	0
Write-off		0
Payments	(21,022,000)	(95,395,000)	(85,353,000)
Repurchase		0
Revaluation	0	0
Net foreign exchange differences	73,426,000	0	0
Interest accrued	21,689,000	11,892,000	26,250,000
Interest paid	(37,000)	(14,488,000)	(28,428,000)
Total debt, ending balance	1,928,782,000	284,087,000	382,078,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	208,448,000	255,406,000	148,494,000
Acquisitions / Issuance	116,248,000	55,820,000	124,196,000
Write-off		(78,321,000)
Payments	(55,349,000)	(57,473,000)	(37,979,000)
Repurchase		0
Revaluation	24,234,000	(10,050,000)
Net foreign exchange differences	7,486,000	23,610,000	3,085,000
Interest accrued	17,488,000	19,456,000	17,610,000
Interest paid	0	0	0
Total debt, ending balance	318,555,000	208,448,000	255,406,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	335,250,000	835,230,000	406,538,000
Acquisitions / Issuance	500,018,000	0	400,000,000
Write-off		0
Payments	(177,826,000)	(400,000,000)	(11,815,000)
Repurchase		(64,717,000)
Revaluation	0	0
Net foreign exchange differences	0	0	0
Interest accrued	60,919,000	21,473,000	40,507,000
Interest paid	(12,386,000)	(56,736,000)	0
Total debt, ending balance	705,975,000	335,250,000	835,230,000
Fair value adjustments, liabilities arising from financing activities	18,077,000
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	0	0	0
Acquisitions / Issuance	3,691,262,000	0	0
Write-off		0
Payments	0	0	0
Repurchase		0
Revaluation	0	0
Net foreign exchange differences	431,250,000	0	0
Interest accrued	74,798,000	0	0
Interest paid	(69,004,000)	0	0
Total debt, ending balance	4,128,306,000	R$ 0	R$ 0
Fair value adjustments, liabilities arising from financing activities	R$ 9,480,000